Trade and Other Payables (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Trade and Other Payables [Line Items]
Percentage of net profit		100.00%	100.00%
Total sales		$ 35,415	د.إ 130,043	د.إ 577,064
Cost of AED		15,575	57,192	289,119
Net profit		19,840	د.إ 72,851
Profit share payable	[1]	$ 19,840				د.إ 72,851
Future General Trading (FGT) [Member]
Trade and Other Payables [Line Items]
Percentage of net profit		50.00%	50.00%

[1]	Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales until the initial investment in the 3D printing machine has been fully recovered. Once the initial investment is fully recovered, the Company will switch to sharing 50% of the net profit with FGT.